Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	5. New and amended standards and interpretations The accounting policies adopted are consistent with those of the previous financial year, with the exception of the adoption of IFRS 9 Financial Instruments including the early adoption of Prepayment Features with Negative Compensation (Amendments to IFRS 9), IFRS 15 Revenue from Contracts with Customers and the amendments to IFRS 2 Share-based Payment from 1 January 2018.
IFRS 9 - Financial instruments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 9 – Financial Instruments IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 introduces key changes in the following areas: Classification and measurement – requiring asset classification and measurement based upon both business model and product characteristics Impairment – introducing an expected credit loss model using forward looking information which replaces an incurred loss model. The expected credit loss model introduces a three-stage approach to impairment as follows: Stage 1 – the recognition of 12 month expected credit losses (ECL), that is the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date, if credit risk has not increased significantly since initial recognition; Stage 2 – lifetime expected credit losses for financial instruments for which credit risk has increased significantly since initial recognition; and Stage 3 – lifetime expected credit losses for financial instruments which are credit impaired. Refer to note ##Impair_Chgs for further details regarding the impairment requirements of IFRS 9. As required by IFRS 9 the Barclays Bank Group applied IFRS 9 retrospectively by adjusting the opening balance sheet at the date of initial application, and comparative periods have not been restated; for more detail refer to Note ##Trans_Disc.
IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 15 – Revenue from Contracts with Customers IFRS 15 Revenue from Contracts with Customers replaces IAS 18 Revenue and IAS 11 Construction Contracts. IFRS 15 establishes a more systematic approach for revenue measurement and recognition by introducing a five-step model governing revenue recognition. The five-step model includes: 1) identifying the contract with the customer, 2) identifying each of the performance obligations included in the contract, 3) determining the amount of consideration in the contract, 4) allocating the consideration to each of the identified performance obligations and 5) recognising revenue as each performance obligation is satisfied. The Barclays Bank Group elected the cumulative effect transition method with a transition adjustment calculated as of 1 January 2018, and recognised in retained earnings without restating comparative periods. There were no significant impacts from the adoption of IFRS 15 in relation to the timing of when the Barclays Bank Group recognises revenues or when revenue should be recognised gross as a principal or net as an agent; for more detail refer to Note ##Trans_Disc.
Amendments to IFRS 2 Share-based Payment
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 2 – Share-based Payment – Amendments to IFRS 2 The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. The amendments are effective for annual periods beginning on or after 1 January 2018. Adoption of the amendments did not have a significant impact on the Barclays Bank Group. Future accounting developments There have been and are expected to be a number of significant changes to the Barclays Bank Group’s financial reporting after 2018 as a result of amended or new accounting standards that have been or will be issued by the IASB. The most significant of these are as follows:
IFRS 16 - Leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 16 – Leases In January 2016 the IASB issued IFRS 16 Leases, which was subsequently endorsed by the EU in November 2017, and will replace IAS 17 Leases for period beginning on or after 1 January 2019. IFRS 16 will apply to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38 Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41 Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. A lessee may elect not to apply IFRS 16 to remaining assets within the scope of IAS 38 Intangible Assets. IFRS 16 will not result in a significant change to lessor accounting; however for lessee accounting there will no longer be a distinction between operating and finance leases. Lessees will be required to recognise both: a lease liability, measured at the present value of remaining cash flows on the lease, and; a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received. There is a recognition exception for leases with a term not exceeding 12 months which allows the lessee to apply similar accounting as an operating lease under IAS 17. Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. The Barclays Bank Group IFRS 16 implementation and governance programme has been led by Finance with representation from all impacted departments. The project has identified the contracts impacted by IFRS 16, which are predominantly existing property leases. Other lease types are not material. The project has also established appropriate accounting policies, determined the appropriate transition options to apply, and updated Finance systems and processes to reflect the new accounting and disclosure requirements. ##Sig_Pol Significant accounting policies continued As permitted by the standard, the Barclays Bank Group intends to apply IFRS 16 on a retrospective basis but to take advantage of the option not to restate comparative periods by applying the modified retrospective approach. The Barclays Bank Group intends to take advantage of the following transition options available under the modified retrospective approach: To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments; To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Bank Group will adjust the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision; Apply the recognition exception for leases with a term not exceeding 12 months; and Use hindsight in determining the lease term if the contract contains options to extend or terminate the lease. The expected impact of adopting IFRS 16 is an increase in assets of £0.4bn, an increase in liabilities of £0.4bn with no material impact on retained earnings. This impact assessment has been estimated under an interim control environment. The implementation of the comprehensive end state control environment will continue as the Barclays Bank Group introduces business as usual controls through 2019.
IFRS 17 - Insurance contracts [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRS 17 – Insurance contracts In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The standard is currently effective from 1 January 2021, and the standard has not yet been endorsed by the EU. The Barclays Bank Group is currently assessing the expected impact of adopting this standard.
IFRIC Interpretation 23 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. The effective date is 1 January 2019. The Barclays Bank Group has considered the guidance included within the interpretation and concluded that the prescribed approach under IFRIC 23 is not expected to have a material impact on the Barclays Bank Group’s financial position.
IAS 19 Employee Benefits - Amendments to IAS 19
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New and amended standards and interpretations	IAS 19 – Employee Benefits – Amendments to IAS 19 In February 2018 the IASB issued amendments to the guidance in IAS 19 Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. The amendments must be applied to plan amendments, curtailments or settlements occurring on or after the beginning of the first annual reporting period that begins on or after 1 January 2019. The amendments have not yet been endorsed by the EU. Adoption of the amendments is not expected to have significant impact on the Barclays Bank Group.